Short-Term Borrowings And Long-Term Debt (Components Of Other Short-Term Borrowings) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Short-term Debt [Line Items]
Other short-term borrowings	¥ 11,106,247	¥ 11,608,712
Less unamortized discount	176	114
Other short-term borrowings, net	11,106,071	11,608,598
Weighted average interest rate on outstanding balance at end of fiscal year	0.25%	0.20%
Domestic Offices [Member]
Short-term Debt [Line Items]
Other short-term borrowings	7,408,243	9,077,404
Domestic Offices [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	1,235,525	1,358,067
Domestic Offices [Member] | Borrowings From The Bank Of Japan [Member]
Short-term Debt [Line Items]
Other short-term borrowings	5,888,541	7,466,717
Domestic Offices [Member] | Borrowings From Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	224,676	203,120
Domestic Offices [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	59,501	49,500
Foreign Offices [Member]
Short-term Debt [Line Items]
Other short-term borrowings	3,698,004	2,531,308
Foreign Offices [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	3,091,977	2,125,851
Foreign Offices [Member] | Borrowings From Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	333,116	386,068
Foreign Offices [Member] | Short-term Debentures [Member]
Short-term Debt [Line Items]
Other short-term borrowings	119,837
Foreign Offices [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 153,074	¥ 19,389